UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22764

CPG Carlyle Private Equity Master Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Private Equity Master Fund, LLC
(a Delaware Limited Liability Company)

Financial Statements
(Unaudited)

For the Period from June 1, 2013
(Commencement of Operations)
to September 30, 2013

CPG Carlyle Private Equity Master Fund, LLC

Table of Contents
For the Period from June 1, 2013 (Commencement of Operations) to September 30, 2013 (Unaudited)

Schedule of Investments	1
Statement of Assets, Liabilities and Net Assets	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-13
Other Information	14-15

CPG Carlyle Private Equity Master Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2013

Investment Funds - 30.46%	Geographic Region	Cost	Fair Value
Primary Investments - 6.08%
Carlyle Strategic Partners III, L.P. a	North America	$5,963,216	$5,756,103
Total Primary Investments		5,963,216	5,756,103

Secondary Investments - 24.38%
Carlyle Asia Growth Partners IV, L.P. a	Asia	1,189,681	1,293,636
Carlyle Asia Partners II, L.P. a	Asia	1,781,711	1,917,084
Carlyle Europe Partners II, L.P. a	Europe	7,019,764	8,328,490
Carlyle Europe Technology Partners, L.P. a	Europe	1,366,416	3,157,409
Carlyle Partners V, L.P. a	North America	5,624,970	6,691,794
Carlyle Strategic Partners II, L.P. a	North America	1,148,422	1,715,408
Total Secondary Investments		18,130,964	23,103,821
Total Investments in Investment Funds		$24,094,180	$28,859,924

Short-Term Investments - 69.96%
Money Market Fund - 69.96%
Fidelity Institutional Money Market Portfolio, Class I, 0.05% b		$66,282,286	$66,282,286
Total Short-Term Investments		$66,282,286	$66,282,286

Total Investments - 100.42%		$90,376,466	$95,142,210
Liabilities in excess of other assets - (0.42%)			(394,731)
Net Assets - 100.00%			$94,747,479

a	Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

b	The rate shown is the annualized 7-day yield as of September 30, 2013.

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2013

Assets
Investments in Investment Funds, at fair value (cost $24,094,180)	$28,859,924
Short-Term Investments, at fair value (cost $66,282,286)	66,282,286
Cash denominated in foreign currencies (cost $13,490)	13,914
Cash	39,968
Prepaid organizational expenses	450,000
Prepaid expenses and other assets	54,585
Total Assets	$95,700,677

Liabilities
Payable for investments purchased, not yet settled	87,848
Payable to Adviser	702,848
Professional fees payable	75,336
Accounting and administration fees payable	26,900
Directors' fees payable	8,417
Accounts payable and other accrued expenses	51,849
Total Liabilities	953,198
Net Assets	$94,747,479

Composition of Net Assets
Paid in capital	$90,062,244
Accumulated net investment loss	(337,876)
Accumulated net realized gain on foreign currency and realized gain distributions from Investment Funds	256,943
Accumulated net unrealized appreciation on investments in Investment Funds and foreign currency	4,766,168
Net Assets	$94,747,479

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Operations (Unaudited)
For the Period from June 1, 2013 (Commencement of Operations) to September 30, 2013

Investment Income
Dividend income	$91,792

Expenses
Management fee	275,792
Organizational expenses	82,500
Professional fees	75,336
Accounting and administration fees	26,900
Directors' fees	8,417
Other fees	16,882
Total Expenses	485,827
Fees waived by the Adviser (See Note 4)	(56,159)
Net Expenses	429,668

Net Investment Loss	(337,876)

Net Realized Gain and Change in Unrealized Appreciation on investments in Investment Funds and Foreign Currency
Net realized gain on foreign currency	12,870
Net realized gain distributions from Investment Funds	244,073
Net change in unrealized appreciation on:
Investments in Investment Funds	4,765,744
Foreign currency	424
Net Realized Gain and Change in Unrealized Appreciation on investments in Investment Funds and Foreign Currency	5,023,111

Net Increase in Net Assets Resulting from Operations	$4,685,235

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Changes in Net Assets (Unaudited)
For the Period from June 1, 2013 (Commencement of Operations) to September 30, 2013

Change in Net Assets Resulting from Operations
Net investment loss	$(337,876)
Net realized gain on foreign currency and realized gain distributions from Investment Funds	256,943
Net change in unrealized appreciation on investments in Investment Funds and foreign currency	4,766,168
Net Change in Net Assets Resulting from Operations	4,685,235

Change in Net Assets Resulting from Capital Transactions
Capital contributions	90,062,244
Net Change in Net Assets Resulting from Capital Transactions	90,062,244

Total Net Increase in Net Assets	94,747,479

Net Assets
Beginning of period	—
End of period	$94,747,479
Accumulated Net Investment Loss	$(337,876)

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period from June 1, 2013 (Commencement of Operations) to September 30, 2013

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$4,685,235
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from foreign currency and realized gain distributions from Investment Funds	(256,943)
Net change in unrealized appreciation on investments in Investment Funds and foreign currency	(4,766,168)
Purchases of investments in Investment Funds	(27,029,229)
Net (purchases) sales of Short-Term Investments	(66,282,286)
Distributions received from Investment Funds	2,935,049
Net realized gain distributions from Investment Funds	244,073
(Increase)/Decrease in Assets:
Prepaid organizational expenses	(450,000)
Prepaid expenses and other assets	(54,585)
Increase/(Decrease) in Liabilities:
Payable for investments purchased	87,848
Payable to Adviser	702,848
Professional fees payable	75,336
Accounting and administration fees payable	26,900
Directors' fees payable	8,417
Accounts payable and other accrued expenses	51,849
Net Cash Used in Operating Activities	(90,021,656)

Cash Flows from Financing Activities:
Proceeds from capital contributions	90,062,244
Net Cash Provided by Financing Activities	90,062,244

Exchange Rate Effect on Cash	13,294

Net Change in Cash	53,882

Cash at Beginning of Period	—

Cash at End of Period	$53,882

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Financial Highlights (Unaudited)

Ratios for a Unit of Beneficial Interest Outstanding Throughout the Period

	Period from June 1, 2013 (Commencement of Operations) to September 30, 2013
Net Assets:
Net Assets, end of period (in thousands)	$94,747

Ratios/Supplemental Data:
Net investment loss	(1.49	%)(1)
Gross Expenses (2)	2.15	%(1)
Expense Waiver	(0.25	%)(1)
Net expenses (5)	1.90	%(1)
Portfolio Turnover Rate	0.00	%(3)
Total Return (4)	8.21	%(3)

(1)	Annualized.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Adviser.

(3)	Not annualized.

(4)
Total return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(5)	Included in the above ratio are other expenses of 0.68%.

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2013

1. ORGANIZATION

CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its objective by investing predominantly in multiple alternative investment funds (“Investment Funds”) sponsored by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds.

The Board of Directors of the Master Fund (the “Board”) has overall responsibility to manage and control the business affairs of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operations of the Master Fund’s business.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Private Equity Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund and is an investor (“Investor”) of the Master Fund. As of September 30, 2013, the Feeder Fund owns approximately 100.00% of the Master Fund’s Interests with the Adviser owning a minimal amount which rounded to approximately 0.00%.

Interests are generally offered as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund's capital or become the Master Fund's assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2013, the tax years from the year 2013 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the Master Fund did not incur any interest or penalties.

Cash: Cash and cash denominated in foreign currencies consist of monies held at UMB Bank, N.A. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Short-Term Investments: Short-term investments represent an investment in a money market fund and are recorded at fair value. Dividend income is recorded on the ex-dividend date.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions: The Master Fund accounts for realized gains and losses from Investment Funds transactions based upon the pro-rata ratio of the fair value and cost of the underlying Investment Funds at the date of redemption. Interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as the underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Organization Expenses: Costs incurred in connection with the organization of the Master Fund were estimated to be $525,000, of which $82,500 was expensed for the fiscal period ended September 30, 2013.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

3. PORTFOLIO VALUATION (continued)

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in Investment Funds:

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Co-Investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

Net asset value of the Master Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of September 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Primary Investments	$—	$—	$5,756,103	$5,756,103
Secondary Investments	—	—	23,103,821	23,103,821
Co-Investments	—	—	—	—
Short-Term Investments	66,282,286	—	—	66,282,286
Total Investments	$66,282,286	$—	$28,859,924	$95,142,210

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

3. PORTFOLIO VALUATION (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Primary Investments	Secondary Investments	Co-Investments	Total
Balance as of June 1, 2013	$—	$—	$—	$—
Gross Contributions	5,963,216	21,066,013	—	27,029,229
Gross Distributions	—	(2,935,049)	—	(2,935,049)
Net Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/Depreciation	(207,113)	4,972,857	—	4,765,744
Balance as of September 30, 2013	$5,756,103	$23,103,821	$—	$28,859,924

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of September 30, 2013.

The amount of the net change in unrealized appreciation for the period ended September 30, 2013 relating to investments in Level 3 assets still held at September 30, 2013 is $4,765,744.

A listing of the investments held by the Master Fund and their attributes, as of September 30, 2013, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$16,937,368	$3,336,579	Up to 4 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	$4,451,045	$4,995,055	Up to 5 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	$7,471,511	$8,693,928	Up to 10 years	None	N/A	N/A

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

4. RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the adviser a monthly fee measured as of the end of each month (the “Management Fee”) at the annual rate of 1.20% of the Master Fund’s net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, net asset value is calculated prior to any reduction for any fees and expenses of the Master Fund for that month, including, without limitation the Management Fee payable to the Adviser for that month. During the period from June 1, 2013 (commencement of operations) to September 30, 2013, the Adviser earned $275,792 of Management Fee which is included in the Statement of Operations, of which $234,008 was payable at September 30, 2013.

The Adviser has entered into an "Expense Limitation and Reimbursement Agreement" with CPG Carlyle Private Equity Fund, LLC (“Feeder Fund”) for a one-year term beginning on June 1, 2013 and ending on the one year anniversary thereof (the "Limitation Period") to limit the amount of "Specified Expenses" (as described below) borne by the Feeder Fund (whether borne directly or indirectly through and in proportion to, the Feeder Fund's interest in the Master Fund) during the Limitation Period to an amount not to exceed 0.75% per annum of the Feeder Fund's net assets (the "Expense Cap"). "Specified Expenses" is defined to include all expenses incurred in the business of the Feeder Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Feeder Fund's proportional share of (a) the Management Fee, (b) fees, expenses, allocations, carried interests, etc. of the Investment Funds in which the Master Fund invests, (c) transaction costs of the Master Fund associated with the acquisition and disposition of secondary interests, (d) interest payments incurred by the Master Fund, (e) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund and (f) extraordinary expenses (as determined in the sole discretion of the Adviser) of the Master Fund; and (ii) (a) the Sub-Placement Agent Fee charged to Investors in Class A Units, (b) interest payments incurred by the Feeder Fund, (c) fees and expenses incurred in connection with a credit facility, if any, obtained by the Feeder Fund, (d) taxes and (e) extraordinary expenses (as determined in the sole discretion of the Adviser) of the Feeder Fund. These expenses will be in addition to the expenses of the Feeder Fund that may be limited by the Adviser to 0.75% of the Feeder Fund's net assets. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap.

During the period ended September 30, 2013, the Adviser waived $56,159 for amounts in excess of the Expense Limitation, which will begin to expire in June 2016.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Master Fund (the “Directors”), as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee of $500 for each meeting attended and $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Directors for the period ended September 30, 2013 were $8,417 which is presented as Directors’ fees in the Statement of Operations, of which $8,417 was payable at September 30, 2013.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

5. ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2013, the total administration fees were $26,900.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Master Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

Foreside Fund Services, LLC acts as the placement agent for the Master Fund.

6. INVESTMENTS IN INVESTMENT FUNDS

For the period ended September 30, 2013, total purchases and total proceeds from redemptions or other dispositions of Investment Funds amounted to $27,029,229 and $2,935,049, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2013.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not available.

7. ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the Investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an Investor other than the organizational Investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any Member; (4) the day as of which the Master Fund admits a substituted Investor to whom an Interest (or portion thereof) of an Investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any Investor, other than an amount to be credited to or debited against the capital accounts of all Investors in accordance with their respective investment percentages.

8. REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to Investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by Investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, it will recommend to the Board that the Master Fund offer to repurchase Interests from Investors on a quarterly basis, commencing with the first fiscal quarter after two full years of Master Fund operations, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2013

9. COMMITMENTS

As of September 30, 2013, the Master Fund had outstanding investment commitments to Investment Funds totaling approximately $37,025,562. Two Investment Funds have commitments denominated in Euros. At September 30, 2013, the unfunded commitments for these Investment Funds totaled €4,199,692 EUR. At September 30, 2013, the exchange rate used for the conversion was 1.3527 USD/EUR. The U.S. Dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

10. INDEMNIFICATION

Under the Master Fund’s organizational documents, its officer and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11. SUBSEQUENT EVENTS

The Master Fund entered into a credit facility (the “Facility”) on October 28, 2013 with a maximum borrowing amount of $5,000,000 which is secured by certain interests in Investment Funds. A fee of 0.75 basis points per annum is payable quarterly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the highest of (a) the Federal Funds Rate plus 2.50%, (b) the Bank of America N.A. prime rate plus 2.00% and (c) London Interbank Offer Rate plus 3.00%.

Capital contributions into the Master Fund for October 1, 2013 and November 1, 2013, equaled $21,116,413 and $27,357,588, respectively.

CPG Carlyle Private Equity Master Fund, LLC

Other Information (Unaudited)
September 30, 2013

PROXY VOTING

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 INVESTMENT ADVISORY AGREEMENT APPROVAL

The Directors, including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), first evaluated the Investment Advisory Agreement the (the "Advisory Agreement") at a meeting on December 14, 2012, and continued its evaluation at a meeting on March 15, 2013. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by Central Park Advisers, LLC (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. A table indicating comparative fee information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)
The nature, extent and quality of services to be provided by the Adviser: The Directors reviewed the services that the Adviser would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors also considered the Adviser's investment philosophy and investment process with respect to, and the investment outlook for, the Fund. Additionally, the Directors considered the services provided by other investment advisers to similar funds. In addition, the Board considered the education, background and experience of the Adviser's advisory and other personnel proposing to provide services to the Fund, noting particularly that the favorable reputation of the proposed portfolio managers for the Fund would likely have a favorable impact on the success of the Fund. The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's engagement of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. Accordingly, the Directors concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and compared favorably to, and would be consistent with, services provided by other advisers to other funds in both nature and quality, and would be suitable for the Fund.

(ii)
Investment performance of the Fund and the Adviser: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Board acknowledged, however, that the Adviser and its personnel had the necessary expertise to manage the Fund.

CPG Carlyle Private Equity Master Fund, LLC

Other Information (Unaudited) (Continued)
September 30, 2013

INVESTMENT ADVISORY AGREEMENT APPROVAL (continued)

(iii)
Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund: The Board considered the fact that because the Fund had not commenced operations and the eventual amount of the Fund's assets was uncertain, the Adviser was not able to provide it with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser. The Board did consider, however, the Adviser's expected profitability at certain levels of the Fund's estimated average assets under management. The Board determined to revisit this issue no later than when it next reviewed the Advisory Agreement in connection with consideration of the renewal of the Advisory Agreement for the annual period following the initial term.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed the fact that the size of the Fund would not initially be large enough to support a request for breakpoints due to economies of scale.

(v)
Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: The Directors reviewed the fees to be paid by the Fund and compared the fees to those being charged to other third-party pooled investment vehicles and investment companies that had objectives and strategies similar to those of the Fund and CPG Carlyle Private Equity Fund, LLC (the "Feeder Fund") and which were managed by other third-party investment advisers (the "Comparable Funds"). The Board noted that the Fund's advisory fee was lower than the advisory fees of the Comparable Funds, and that the Fund was not charging any incentive fee. The Board also considered the Expense Limitation and Reimbursement Agreement between the Feeder Fund and the Adviser, under which the Adviser would limit, for a one-year term beginning on the closing date for subscriptions and ending on the one year anniversary thereof, certain of the expenses borne by the Feeder Fund to an amount not to exceed 0.75% per annum of the Feeder Fund's net assets.

The Directors determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees wi'mere reasonable and appropriate. The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee.  The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

   (a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)  Not applicable to semi-annual reports.

   (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Private Equity Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2013

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 6, 2013

* Print the name and title of each signing officer under his or her signature.